Financial instruments - fair values and risk management - Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (14,345)	€ (14,345)	€ (8,456)
Financial assets collectively assessed for credit losses
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	68,931	36,347
Impairment loss allowance	(5,519)	(4,190)
Trade receivables | Financial assets neither past due nor impaired | Current (not past due)
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 27,752	€ 7,390
Weighted average loss rate	0.41%	0.48%
Impairment loss allowance	€ (113)	€ (36)
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 26,326	€ 19,525
Weighted average loss rate	1.27%	1.58%
Impairment loss allowance	€ (334)	€ (308)
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 3,036	€ 2,321
Weighted average loss rate	3.82%	6.80%
Impairment loss allowance	€ (116)	€ (158)
Trade receivables | Financial assets past due but not impaired | More than 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 11,817	€ 7,111
Weighted average loss rate	41.94%	51.88%
Impairment loss allowance	€ (4,956)	€ (3,689)